UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Savvas Savvinidis
Title:     Chief Operating Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

     Savvas Savvinidis     Stamford, Connecticut     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $114,374 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COCA COLA FEMSA S A B DE C V   SPON ADR REP L   191241108    10671   162367 SH       SOLE                   162367
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201     5416    72100 SH       SOLE                    72100
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    10866   226936 SH       SOLE                   226936
ICICI BK LTD                   ADR              45104G104    15650   415000 SH       SOLE                   415000
ISHARES INC                    MSCI BRAZIL      464286400     1995    10865 SH  PUT  SOLE                    10865
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201     1529   113000 SH       SOLE                   113000
PERMIAN BASIN RTY TR           UNIT BEN INT     714236106      303    21000 SH       SOLE                    21000
TERNIUM SA                     SPON ADR         880890108    16954   478666 SH       SOLE                   478666
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200    50990  1644862 SH       SOLE                  1644862